SHARE-BASED COMPENSATION - Number of options outstanding by strike price (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	849,000	3,776,000	3,498,000	849,000	3,776,000
Weighted-average remaining contractual life	5 years 3 months 18 days	4 years 8 months 12 days	6 years 3 months 18 days
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 6.21	$ 5.39	$ 5.28
Options exercisable, Number outstanding (in shares) | shares	711,000	3,320,000		711,000	3,320,000
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 6.40	$ 5.41
1.50 to 2.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares		581,000			581,000
Weighted-average remaining contractual life		3 years 8 months 12 days
Options outstanding, Weighted-average exercise price (in Cdn$ per share)		$ 1.90
Options exercisable, Number outstanding (in shares) | shares		581,000			581,000
Options exercisable, Weighted-average exercise price (in Cdn$ per share)		$ 1.90
1.50 to 2.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)					$ 1.50
1.50 to 2.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)					$ 2.50
2.51 to 3.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares		373,000			373,000
Weighted-average remaining contractual life		5 years 8 months 12 days
Options outstanding, Weighted-average exercise price (in Cdn$ per share)		$ 2.82
Options exercisable, Number outstanding (in shares) | shares		373,000			373,000
Options exercisable, Weighted-average exercise price (in Cdn$ per share)		$ 2.82
2.51 to 3.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)					$ 2.51
2.51 to 3.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)					$ 3.50
3.51 to 4.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	137,000	605,000		137,000	605,000
Weighted-average remaining contractual life	3 years 1 month 6 days	3 years
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 4.31	$ 4.34
Options exercisable, Number outstanding (in shares) | shares	131,000	588,000		131,000	588,000
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 4.32	$ 4.35
3.51 to 4.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)				$ 3.51	$ 3.51
3.51 to 4.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)				$ 4.50	$ 4.50
4.51 to 5.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	432,000	1,187,000		432,000	1,187,000
Weighted-average remaining contractual life	7 years 8 months 12 days	7 years 3 months 18 days
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 5.14	$ 5.03
Options exercisable, Number outstanding (in shares) | shares	306,000	782,000		306,000	782,000
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 5.09	$ 4.96
4.51 to 5.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)				$ 4.51	$ 4.51
4.51 to 5.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)				$ 5.50	$ 5.50
5.51 to 7.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	116,000	482,000		116,000	482,000
Weighted-average remaining contractual life	4 years 2 months 12 days	4 years 7 months 6 days
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 6.41	$ 6.46
Options exercisable, Number outstanding (in shares) | shares	110,000	448,000		110,000	448,000
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 6.46	$ 6.47
5.51 to 7.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)				$ 5.51	$ 5.51
5.51 to 7.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)				$ 7.50	$ 7.50
7.51 to 10.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	121,000	322,000		121,000	322,000
Weighted-average remaining contractual life	1 year 9 months 18 days	2 years
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 9.36	$ 9.67
Options exercisable, Number outstanding (in shares) | shares	121,000	322,000		121,000	322,000
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 9.36	$ 9.67
7.51 to 10.50 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)				$ 7.51	$ 7.51
7.51 to 10.50 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)				$ 10.50	$ 10.50
10.51 to 14.15
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	43,000			43,000
Weighted-average remaining contractual life	3 months 18 days
Options outstanding, Weighted-average exercise price (in Cdn$ per share)	$ 13.59
Options exercisable, Number outstanding (in shares) | shares	43,000			43,000
Options exercisable, Weighted-average exercise price (in Cdn$ per share)	$ 13.59
10.51 to 14.15 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)				$ 10.51
10.51 to 14.15 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)				$ 14.15
10.51 to 17.65
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares		226,000			226,000
Weighted-average remaining contractual life		7 months 6 days
Options outstanding, Weighted-average exercise price (in Cdn$ per share)		$ 14.92
Options exercisable, Number outstanding (in shares) | shares		226,000			226,000
Options exercisable, Weighted-average exercise price (in Cdn$ per share)		$ 14.92
10.51 to 17.65 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)					$ 10.51
10.51 to 17.65 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in Cdn$ per share)					$ 17.65